6. Property and Equipment (Details Narrative) (USD $)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	20 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013
Property And Equipment Details Narrative
Depreciation expense	$ 88,139	$ 25,894	$ 57,821	$ 205,265	$ 85,712	$ 290,977